Deposits - Summary of Maturity Schedule for Term Deposits (Detail) - Canada [member] - CAD ($) $ in Millions	Jan. 31, 2019	Oct. 31, 2018
Disclosure Of Deposits [line items]
Term deposit	$ 212,774	$ 223,019
Within three months [member]
Disclosure Of Deposits [line items]
Term deposit	41,841	36,670
Three to six months [member]
Disclosure Of Deposits [line items]
Term deposit	24,422	23,913
Six to twelve months [member]
Disclosure Of Deposits [line items]
Term deposit	35,521	42,830
One to 5 years [member]
Disclosure Of Deposits [line items]
Term deposit	96,448	99,734
Over 5 years [member]
Disclosure Of Deposits [line items]
Term deposit	$ 14,542	$ 19,872